Portfolio of Investments May 31, 2026
Enhanced CLO Income
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.8%
ASSET-BACKED SECURITIES - 98.8% –
$ 3,000,000 (a),(b) AIMCO CLO, Series 2018 AA, (TSFR3M + 2.850%) 6 .530% 10/17/37 $ 3,016,980
1,000,000 (a),(b) AIMCO CLO, Series 2018 AA, (TSFR3M + 5.250%) 8 .930 10/17/37 1,002,918
3,000,000 (a),(b) Allegany Park CLO Ltd, Series 2019 1A, (TSFR3M + 6.400%) 10 .075 01/20/35 2,525,523
2,500,000 (a),(b) Allegro CLO XIII Ltd, Series 2021 1A, (TSFR3M + 6.300%) 9 .975 07/20/38 2,404,007
2,500,000 (a),(b) Allegro CLO XV Ltd, Series 2022 1A, (TSFR3M + 5.500%) 9 .811 04/20/38 2,408,512
1,714,459 (a),(b) Anchorage Capital CLO 19 Ltd, Series 2021 19A 25 .384 10/15/38 889,106
2,000,000 (a),(b) Anchorage Capital CLO 7 Ltd, Series 2015 7A, (TSFR3M +
7.000%)
10 .670 04/28/37 2,006,822
1,000,000 (a),(b) Apidos CLO LI Ltd, Series 2024 51A, (TSFR3M + 1.750%) 5 .418 01/20/38 1,002,904
1,500,000 (a),(b) Apidos CLO Lvi, Series 2026 56A, (TSFR3M + 5.300%) 8 .982 04/24/39 1,523,619
500,000 (a),(b) Apidos CLO XLVI Ltd, Series 2023 46A, (TSFR3M + 4.850%) 8 .762 10/24/38 501,273
2,000,000 (a),(b) ARES CLO Ltd, Series 2025 78A, (TSFR3M + 5.100%) 8 .773 01/15/39 1,994,212
2,000,000 (a),(b) ARES LX CLO LTD, Series 2021 60A 36 .539 07/18/34 525,044
1,000,000 (a),(b) ARES LX CLO LTD, Series 2021 60A, (TSFR3M + 2.850%) 6 .525 07/18/34 1,001,543
750,000 (a),(b) Ares LXIII CLO Ltd, Series 2022 63A, (TSFR3M + 6.000%) 9 .673 10/15/38 713,518
2,000,000 (a),(b) ARES XLV CLO Ltd, Series 2017 45A 0 .000 10/15/30 300
3,000,000 (a),(b) Ares XXXIV CLO Ltd, Series 2015 2A, (TSFR3M + 5.500%) 9 .180 07/17/38 2,967,975
750,000 (a),(b) Ballyrock CLO 21 Ltd, Series 2022 21A, (TSFR3M + 6.000%) 9 .668 10/20/37 742,193
2,000,000 (a),(b),(c) Ballyrock CLO 22 Ltd, Series 2024 22AR, (TSFR3M + 5.750%) 0 .000 07/15/39 2,002,000
750,000 (a),(b) Barings CLO Ltd 2019-III, Series 2019 3A, (TSFR3M + 5.850%) 10 .175 01/20/36 728,812
1,000,000 (a),(b) Barings CLO Ltd 2023-II, Series 2023 2A, (TSFR3M + 5.100%) 8 .775 10/20/38 1,003,113
1,500,000 (a),(b) Barings CLO Ltd 2026-I, Series 2026 1A, (TSFR3M + 6.050%) 9 .715 04/15/39 1,516,732
3,000,000 (a),(b) Basswood Park CLO Ltd, Series 2021 1A 0 .000 04/20/34 642,396
3,000,000 (a),(b) Basswood Park CLO Ltd, Series 2021 1A, (I/O) 28 .548 04/20/34 17,502
3,000,000 (a),(b) Basswood Park CLO Ltd, Series 2021 1A, (I/O) 28 .908 04/20/34 40,638
1,000,000 (a),(b) Battalion CLO XI Ltd, Series 2017 11A, (LIBOR 3 M + 7.112%) 8 .034 04/24/34 842,328
2,500,000 (a),(b) Benefit Street Partners CLO IX Ltd, Series 2016 9A, (TSFR3M +
5.900%)
9 .575 10/20/37 2,507,000
1,500,000 (a),(b) Benefit Street Partners CLO X Ltd, Series 2016 10A, (TSFR3M +
5.000%)
8 .675 07/20/38 1,476,154
1,000,000 (a),(b),(c) Benefit Street Partners CLO XXXV Ltd, Series 2024 35AR,
(TSFR3M + 5.200%)
0 .000 07/25/39 1,002,535
2,000,000 (a),(b) Benefit Street Partners CLO XXXVIII Ltd, Series 2024 38A,
(TSFR3M + 4.000%)
7 .667 01/25/38 1,973,936
1,000,000 (a),(b) Boyce Park CLO Ltd, Series 2022 1A, (TSFR3M + 6.250%) 9 .922 04/21/35 890,654
32,150,000 (a),(b) Buttermilk Park CLO Ltd, Series 2018 1A 0 .000 10/15/31 732,570
1,778,000 (a),(b) CARLYLE US CLO 2018-2 Ltd, Series 2018 2A 0 .000 10/15/31 20,891
1,000,000 (a),(b) CARLYLE US CLO 2021-2 LTD, Series 2021 2A, (TSFR3M +
2.850%)
6 .525 04/20/38 1,001,807
962,000 (a),(b) Carlyle US CLO 2022-4 Ltd, Series 2022 4A, (TSFR3M +
6.750%)
11 .376 07/25/36 960,574
1,000,000 (a),(b) Carlyle US CLO 2023-3 Ltd, Series 2023 3A, (TSFR3M +
5.400%)
9 .073 10/15/40 987,921
1,000,000 (a),(b) Carlyle US CLO 2026-3 Ltd, Series 2026 3A, (TSFR3M +
6.000%)
9 .668 04/15/39 1,004,776
750,000 (a),(b) Cayuga Park CLO Ltd, Series 2020 1A, (TSFR3M + 5.500%) 9 .180 10/17/38 682,650
1,500,000 (a),(b) CIFC Funding 2017-III Ltd, Series 2017 3A 22 .081 04/20/37 322,767
6,825,000 (a),(b) CIFC Funding 2018-II Ltd, Series 2018 2A 21 .694 10/20/37 2,387,324
4,250,000 (a),(b) CIFC Funding 2019-I Ltd, Series 2019 1A, (TSFR3M + 5.750%) 9 .425 10/20/37 4,263,260
2,500,000 (a),(b) CIFC Funding 2021-I Ltd, Series 2021 1A, (TSFR3M + 6.000%) 9 .667 07/25/37 2,507,325
1,216,700 (a),(b) CIFC Funding 2021-II, Series 2021 2A 19 .344 04/15/34 529,126
2,250,000 (a),(b) CIFC Funding 2021-IV Ltd, Series 2021 4A, (TSFR3M + 6.200%) 9 .866 07/23/37 2,258,608
2,000,000 (a),(b) CIFC Funding 2024-V Ltd, Series 2024 5A, (TSFR3M + 2.850%) 6 .514 01/22/38 2,011,036
1,000,000 (a),(b) CIFC Funding Ltd, Series 2025 7A, (TSFR3M + 4.750%) 8 .414 01/22/39 1,008,052
1,500,000 (a),(b) Elmwood CLO 14 Ltd, Series 2022 1A, (TSFR3M + 5.500%) 9 .175 10/20/38 1,512,085
2,000,000 (a),(b) Elmwood CLO I Ltd, Series 2019 1A 19 .698 04/20/37 1,156,382
750,000 (a),(b) Elmwood CLO VI Ltd, Series 2020 3A, (TSFR3M + 5.900%) 9 .784 07/18/37 740,617
5,000,000 (a),(b) Elmwood CLO VII Ltd, Series 2020 4A, (TSFR3M + 5.900%) 9 .580 10/17/37 4,942,525
3,000,000 (a),(b) Elmwood CLO VIII Ltd, Series 2021 1A, (TSFR3M + 6.250%) 9 .925 04/20/37 2,924,328
1,250,000 (a),(b) Galaxy 30 CLO Ltd, Series 2022 30A, (TSFR3M + 5.900%) 9 .573 01/15/38 1,220,592

Portfolio of Investments May 31, 2026
(continued)
Enhanced CLO Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET-BACKED SECURITIES (continued)
$ 2,000,000 (a),(b) Galaxy 32 CLO Ltd, Series 2023 32A, (TSFR3M + 5.850%) 9 .525% 01/20/39 $ 2,014,826
1,000,000 (a),(b) Galaxy XXV CLO Ltd, Series 2018 25A, (TSFR3M + 5.750%) 9 .417 04/25/36 983,427
1,000,000 (a),(b) Goldentree Loan Management US CLO 11 Ltd, Series 2021
11A, (LIBOR 3 M + 7.762%)
8 .563 10/20/34 918,850
1,500,000 (a),(b) Goldentree Loan Management US CLO 12 Ltd, Series 2022
12A, (TSFR3M + 5.700%)
9 .375 07/20/37 1,504,600
500,000 (a),(b) GoldenTree Loan Management US CLO 22 Ltd, Series 2024
22A, (TSFR3M + 5.250%)
8 .925 10/20/37 503,152
18,900,000 (a),(b) Hamlin Park CLO Ltd, Series 2024 1A 23 .799 10/20/37 10,959,770
37,700,000 (a),(b) Hamlin Park CLO Ltd, Series 2024 1A 16 .649 10/20/37 253,985
1,000,000 (a),(b) Invesco US CLO 2023-1 Ltd, Series 2023 1A 22 .174 04/22/37 580,095
2,000,000 (a),(b) Invesco US CLO 2023-1 Ltd, Series 2023 1A, (TSFR3M +
6.900%)
10 .564 04/22/37 1,987,928
100,000 (a),(b) Invesco US CLO 2023-1 Ltd, Series 2023 1A 52 .740 04/22/37 22,251
1,000,000 (a),(b) Invesco US CLO 2024-3 Ltd, Series 2024 3A, (TSFR3M +
6.500%)
10 .168 07/20/37 983,392
5,000,000 (a),(b) KKR CLO 32 Ltd, Series 2020 32A 28 .665 04/15/37 1,673,700
1,000,000 (a),(b) KKR CLO 32 Ltd, Series 2024 32A, (TSFR3M + 5.300%) 8 .973 04/15/37 1,001,873
4,000,000 (a),(b) KKR CLO 40 Ltd, Series E 40A, (TSFR3M + 7.250%) 10 .925 10/20/34 3,631,656
500,000 (a),(b) Madison Park Funding LI Ltd, Series 2021 51A, (TSFR3M +
2.900%)
6 .784 10/19/38 496,602
750,000 (a),(b) Madison Park Funding XXVIII Ltd, Series 2018 28A, (TSFR3M +
6.350%)
10 .023 01/15/38 683,063
1,250,000 (a),(b) Magnetite LV Ltd, Series 2026 55A, (TSFR3M + 5.000%) 8 .680 04/15/39 1,260,225
750,000 (a),(b) Magnetite XIX Ltd, Series 2017 19A, (TSFR3M + 5.100%) 8 .780 04/17/34 740,230
1,500,000 (a),(b) Magnetite Xli Ltd, Series 2024 41A, (TSFR3M + 1.780%) 5 .447 01/25/38 1,504,751
1,500,000 (a),(b) Magnetite XXIII Ltd, Series 2019 23A, (TSFR3M + 1.600%) 5 .267 01/25/35 1,503,086
2,000,000 (a),(b) Magnetite XXXV Ltd, Series 2022 35A, (TSFR3M + 4.800%) 8 .467 01/25/39 1,982,122
1,900,000 (a),(b),(c) MidOcean Credit CLO XIX, Series 2025 19AR, (TSFR3M +
5.500%)
0 .000 07/20/39 1,904,750
750,000 (a),(b) MidOcean Credit CLO XVI, Series 2024 16A, (TSFR3M +
2.000%)
6 .269 10/20/37 751,438
1,250,000 (a),(b) Midocean Credit CLO XX, Series 2025 20A, (TSFR3M +
5.000%)
8 .675 01/20/39 1,235,004
4,135,000 (a),(b) Neuberger Berman CLO XXI Ltd, Series 2016 21A 25 .686 01/20/39 2,064,337
7,750,000 (a),(b) Neuberger Berman CLO XXI Ltd, Series 2016 21A, (TSFR3M +
5.250%)
8 .925 01/20/39 7,773,591
1,000,000 (a),(b) Neuberger Berman CLO XXII Ltd, Series 2016 22A, (TSFR3M +
6.250%)
9 .930 04/17/40 1,027,061
3,000,000 (a),(b) Neuberger Berman Loan Advisers CLO 24 Ltd, Series 2017
24A, (TSFR3M + 7.000%)
10 .675 10/19/38 3,007,686
500,000 (a),(b) Neuberger Berman Loan Advisers CLO 33 Ltd, Series 2019
33A, (TSFR3M + 5.500%)
9 .394 04/16/39 501,753
2,500,000 (a),(b) Neuberger Berman Loan Advisers CLO 34 Ltd, Series 2019
34A, (TSFR3M + 5.000%)
8 .675 07/20/39 2,483,780
1,775,000 (a),(b) Neuberger Berman Loan Advisers CLO 40 Ltd, Series 2021
40A, (TSFR3M + 5.150%)
8 .830 10/16/37 1,762,877
500,000 (a),(b) Neuberger Berman Loan Advisers CLO 41 Ltd, Series 2021
41A, (TSFR3M + 2.800%)
6 .473 04/15/34 497,836
1,500,000 (a),(b) Neuberger Berman Loan Advisers CLO 41 Ltd, Series 2021
41A, (TSFR3M + 5.750%)
9 .423 04/15/34 1,466,879
750,000 (a),(b) Neuberger Berman Loan Advisers CLO 42 Ltd, Series 2021
42A, (TSFR3M + 2.500%)
6 .180 07/16/36 741,961
1,250,000 (a),(b) Neuberger Berman Loan Advisers CLO 51 Ltd, Series 2022
51A, (TSFR3M + 5.700%)
9 .366 10/23/36 1,250,481
1,750,000 (a),(b) Neuberger Berman Loan Advisers CLO 55 Ltd, Series 2024
55A, (TSFR3M + 5.600%)
9 .227 04/22/40 1,754,436
1,550,000 (a),(b) Neuberger Berman Loan Advisers CLO 61 Ltd, Series 2025
61A, (TSFR3M + 1.800%)
5 .480 07/17/39 1,557,578
1,500,000 (a),(b) Neuberger Berman Loan Advisers LaSalle Street Lending CLO
II Ltd, Series 2024 2A, (TSFR3M + 7.500%)
11 .175 04/20/38 1,504,590
1,750,000 (a),(b) Neuberger Berman Loan Advisers NBLA CLO 52 Ltd, Series
2022 52A, (TSFR3M + 6.000%)
9 .667 10/24/38 1,751,334

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET-BACKED SECURITIES (continued)
$ 500,000 (a),(b) OCP CLO 2017-14 Ltd, Series 2017 14A, (TSFR3M + 6.550%) 10 .434% 07/20/37 $ 501,813
2,000,000 (a),(b) OCP CLO 2020-20 Ltd, Series 2020 20A, (TSFR3M + 6.550%) 10 .225 04/18/37 1,984,252
2,000,000 (a),(b) OCP CLO 2024-31 Ltd, Series 2026 31A, (TSFR3M + 4.950%) 8 .618 04/20/39 2,000,404
2,000,000 (a),(b) Octagon 52 Ltd, Series 2021 1A, (TSFR3M + 7.330%) 10 .996 07/23/37 1,910,224
2,500,000 (a),(b) Octagon 58 Ltd, Series 2022 1A, (TSFR3M + 6.250%) 0 .000 04/15/38 2,514,985
2,000,000 (a) OHA Credit Funding 10-R Ltd, Series 2021 10RX, (TSFR3M +
4.850%), Reg S
8 .518 07/18/38 1,976,882
750,000 (a),(b) OHA Credit Funding 2 LTD, Series 2019 2A, (TSFR3M +
3.700%)
7 .372 01/21/38 736,254
1,000,000 (a),(b) OHA Credit Funding 4 Ltd, Series 2019 4A, (TSFR3M + 2.700%) 6 .364 01/22/38 1,001,330
750,000 (a),(b) OHA Credit Funding 8 Ltd, Series 2021 8A, (TSFR3M + 1.750%) 5 .425 01/20/38 751,485
1,000,000 (a),(b) OHA Credit Funding 8 Ltd, Series 2021 8A, (TSFR3M + 2.650%) 6 .325 01/20/38 1,001,107
2,750,000 (a),(b) Palmer Square CLO 2015-1 Ltd, Series 2015 1A 35 .293 05/21/34 134,613
4,323,000 (a),(b) Palmer Square CLO 2021-4 Ltd, Series 2021 4A 32 .236 07/15/38 1,589,234
1,000,000 (a),(b) Palmer Square CLO 2021-4 Ltd, Series 2021 4A, (TSFR3M +
8.000%)
11 .673 07/15/38 862,624
1,500,000 (a),(b) Palmer Square CLO 2022-4 Ltd, Series 2022 4A, (TSFR3M +
5.500%)
10 .061 10/20/37 1,502,834
2,000,000 (a),(b) Palmer Square CLO 2023-1 Ltd, Series 2023 1A, (TSFR3M +
3.750%)
7 .425 01/20/38 1,962,124
1,000,000 (a),(b) Palmer Square CLO 2025-2 Ltd, Series 2025 2A, (TSFR3M +
5.750%)
9 .418 07/20/38 1,008,940
2,500,000 (a),(b) RAD CLO 24 Ltd, Series 2024 24A, (TSFR3M + 6.500%) 10 .175 07/20/37 2,474,150
1,500,000 (a),(b) Rad CLO 6 Ltd, Series 2019 6A, (TSFR3M + 6.750%) 10 .425 10/20/37 1,434,401
1,000,000 (a),(b) Rad CLO 9 Ltd, Series 2020 9A, (TSFR3M + 5.750%) 9 .423 01/15/38 940,112
1,350,000 (a),(b) REESE PARK CLO LTD, Series 2020 1A, (TSFR3M + 6.000%) 9 .673 01/15/38 1,213,480
1,250,000 (a) Regatta XXIV Funding Ltd, Series 2021 5X, (TSFR3M + 5.150%),
Reg S
8 .825 01/20/38 1,204,026
1,250,000 (a),(b) Rockford Tower CLO 2017-3 Ltd, Series 2017 3A, (LIBOR 3 M +
6.012%)
6 .813 10/20/30 1,150,561
1,000,000 (a),(b) Sixth Street CLO VIII Ltd, Series 2017 8A, (TSFR3M + 6.750%) 10 .425 10/20/34 987,830
1,000,000 (a),(b) Sixth Street CLO XI Ltd, Series 2018 11A, (TSFR3M + 6.700%) 10 .367 04/25/37 992,777
1,000,000 (a),(b) Sixth Street CLO XX Ltd, Series 2021 20A, (TSFR3M + 2.950%) 6 .630 07/17/38 991,331
9,000,000 (d),(e) Stanwix-CLO WH, Series 2026 6RKX 0 .000 12/01/30 9,420,388
3,000,000 (a),(b) TCW CLO 2020-1 Ltd, Series 2020 1A, (TSFR3M + 3.400%) 7 .284 04/20/34 2,889,675
2,000,000 (a),(b) TCW CLO 2025-1 LTD, Series 2025 1A, (TSFR3M + 5.900%) 9 .575 04/20/38 1,900,576
1,500,000 (a),(b) Thayer Park CLO Ltd, Series 2017 1A, (TSFR3M + 9.132%) 1 .000 04/20/34 1,142,971
1,000,000 (a),(b) Trinitas CLO XVIII Ltd, Series 2021 18A, (TSFR3M + 7.312%) 10 .987 01/20/35 908,830
3,000,000 (a),(b),(f) Unity-Peace Park CLO Ltd, Series 2022 1A 0 .000 04/20/35 465,120
1,500,000 (a),(b) Upland CLO Ltd, Series 2016 1A, (TSFR3M + 3.162%) 6 .837 04/20/31 1,507,458
1,750,000 (a),(b) Wehle Park CLO Ltd, Series 2022 1A, (TSFR3M + 5.400%) 9 .349 10/21/38 1,558,960
TOTAL ASSET-BACKED SECURITIES
(Cost $224,632,628) 193,894,172
TOTAL LONG-TERM INVESTMENTS
(Cost $224,632,628) 193,894,172
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  4.0%
7769873 REPURCHASE AGREEMENTS - 4.0% 7769873
7,525,000 (g) Fixed Income Clearing Corporation 3 .570 06/01/26 7,525,000
244,873 (h) Fixed Income Clearing Corporation 1 .060 06/01/26 244,873
TOTAL REPURCHASE AGREEMENTS
(Cost $7,769,873) 7,769,873
TOTAL SHORT-TERM INVESTMENTS
(Cost $7,769,873) 7,769,873
TOTAL INVESTMENTS - 102.8%
(Cost $232,402,501) 201,664,045
OTHER ASSETS & LIABILITIES, NET -  (2.8)% (5,465,998)
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 196,198,047

Portfolio of Investments May 31, 2026
(continued)
Enhanced CLO Income

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
The following is a reconciliation of the Funds’ Level 3 investments held at the beginning and end of the measurement period:
I/O Interest only security
LIBOR London Inter-Bank Offered Rate
M Month
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $181,292,876 or 89.9% of Total Investments.
(c) When-issued or delayed delivery security.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Represents an investment in a warehouse facility, which is a financing structure intended to aggregate loans that may be used to form the basis of a CLO position.
(f) CLO subordinate notes, income notes, Y notes and M notes are considered CLO equity positions. CLO equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses. The rate shown is the estimated yield based upon a current projection of the amount and timing of these recurring distributions, and the estimated amount of repayment of principal upon termination. Such projections are periodically reviewed and adjusted, and the estimated yield may not ultimately be realized.
(g) Agreement with Fixed Income Clearing Corporation, 3.570% dated 5/29/26 to be repurchased at $7,527,239 on 6/1/26, collateralized by Government Agency Securities, with coupon rate 1.625% and maturity date 4/15/30, valued at $7,675,582.
(h) Agreement with Fixed Income Clearing Corporation, 1.060% dated 5/29/26 to be repurchased at $244,895 on 6/1/26, collateralized by Government Agency Securities, with coupon rate 4.250% and maturity date 5/15/35, valued at $249,891.
Enhanced CLO Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Asset-Backed Securities $ – $ 184,473,784 $ 9,420,388 $ 193,894,172
Short-Term Investments:
Repurchase Agreements – 7,769,873 – 7,769,873
$ – $ 192,243,657 $ 9,420,388 $ 201,664,045

The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of the end of the current fiscal period, were as follows:
Level 3
Enhanced CLO Income
Asset-Backed
Securities
Balance at the beginning of period $ -
Gains (losses):
Net realized gains (losses) -
Change in net unrealized appreciation (depreciation) 420,388
Purchases at cost 9,000,000
Sales at proceeds -
Net discounts (premiums) -
Transfers into -
Transfers (out of) -
Balance at the end of period $ 9,420,388
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end $ 420,388
Fund Asset Class
Market
Value Techniques
Unobservable
Inputs Range
Weighted
Average
Enhanced CLO
Income Asset-Backed Securities
$9,420,388 Enterprise Value Recovery Proceeds $104.67 N/A